Transfers of Financial Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Transfers and Servicing [Abstract]
Aggregate face value of receivables sold	$ 1,269.2	$ 2,989.8	$ 153.4
Cash proceeds from receivables	1,267.6	2,987.6	152.3
Proceeds from customers	1,258.2	2,749.6
Repurchase of accounts receivables sold	$ 139.5	$ 166.0
Proceeds from other current liabilities			$ 0.0